CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Members' Interest	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2014	12,020,000
Beginning balance, value at Dec. 31, 2014	$ (511,546)				$ (511,546)
Common stock issued for services - Shares					220,250
Membership interests issued for services - Shares	440,500
Membership interests issued for services - Amount	$ 220,250				$ 220,250
Conversion from LLC to C Corporation - Shares	(12,460,500)	19,262,223
Conversion from LLC to C Corporation - Amount	$ 1,053,037	$ 19,262	$ (1,072,299)
Common stock issued for cash - Shares		2,675,884
Common stock issued for cash - Amount		$ 2,676	1,497,324		1,500,000
Common stock issued for license - Shares		927,516
Common stock issued for license - Amount		$ 927	299,073		300,000
Fair value of options	16,513		112,919		129,432
Net loss	$ (778,254)			$ (787,978)	(1,566,232)
Ending balance, shares at Dec. 31, 2015		22,865,623
Ending balance, value at Dec. 31, 2015		$ 22,865	837,017	(787,978)	$ 71,904
Common stock issued for services - Shares		447,533			278,803
Common stock issued for services - Amount		$ 447	278,356		$ 278,356
Common stock issued for cash - Shares		401,427
Common stock issued for cash - Amount		$ 402	304,098		304,500
Common stock issued for exercise of stock options - Shares		1,739,093
Common stock issued for exercise of stock options - Amount		$ 1,739	(1,739)
Common stock issued for convertible note payable - Shares		533,000
Common stock issued for convertible note payable - Amount		$ 533	399,467		400,000
Common stock issued in connection with reverse merger - Shares		7,625,700
Common stock issued in connection with reverse merger - Amount		$ 7,626	(27,666)		(20,040)
Fair value of options			167,003		167,003
Net loss				(1,557,796)	(1,557,796)
Ending balance, shares at Dec. 31, 2016		33,612,376
Ending balance, value at Dec. 31, 2016		$ 33,612	$ 1,956,536	$ (2,345,774)	$ (355,626)